Employee benefits - Expense Recognized (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Disclosure of net defined benefit liability (asset) [line items]
Current service cost	€ 6.1	€ 4.2
Interest cost	2.7	3.6
Post-employment benefit expense	8.8	7.8
Defined benefit retirement plans
Disclosure of net defined benefit liability (asset) [line items]
Current service cost	6.2	4.0
Interest cost	2.7	3.6
Post-employment benefit expense	8.9	7.6
Post-employment medical benefits and other benefits
Disclosure of net defined benefit liability (asset) [line items]
Current service cost	(0.1)	0.2
Current Service Cost, post employment medical benefit, net defined benefit	(0.1)	0.2
Interest cost	0.0	0.0
Post-employment benefit expense	€ (0.1)	€ 0.2